Expenses by Nature	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Expenses by Nature	Note 6 - Expenses by Nature
(Amounts in thousands, except share, per share and per unit data)
The table below details the Group's expenses for the periods presented:

	Six Months Ended	Six Months Ended	Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
LOE(a)	$204,623	$98,511	$231,651
Production taxes(b)	39,750	19,993	36,043
Midstream operating expense(c)	37,103	35,563	70,747
Transportation expense(d)	64,129	42,045	90,461
Total operating expense	345,605	196,112	428,902
Depreciation and amortization	32,469	29,471	59,358
Depletion	131,736	89,749	197,126
Total depreciation, depletion and amortization	164,205	119,220	256,484
Employees administrative costs and professional services(e)	47,092	40,482	86,885
Costs associated with acquisitions(f)	27,966	3,724	11,573
Other adjusting costs(g)	10,819	10,451	22,375
Non-cash equity compensation(h)	4,377	3,669	8,286
Total G&A	90,254	58,326	129,119
Recurring allowance for credit losses(i)	—	—	101
Total expenses	$600,064	$373,658	$814,606

Aggregate remuneration (including Directors):
Wages and salaries	$75,374	$62,662	133,024
Payroll taxes	6,245	5,456	10,380
Benefits	15,898	14,778	29,252
Total employees and benefits expense	$97,517	$82,896	$172,656
(a)LOE encompasses costs incurred to maintain producing properties. These costs include direct and contract labor, repairs and maintenance, emissions reduction initiatives, water hauling, compression, automobile, insurance, and materials and supplies expenses.
(b)Production taxes consist of severance and property taxes. Severance taxes are typically paid on produced natural gas, NGLs and oil at fixed rates established by federal, state, or local taxing authorities. Property taxes are generally based on the valuation of the Group’s natural gas and oil properties and midstream assets by the taxing jurisdictions.
(c)Midstream operating expenses are daily costs incurred of operating the Group’s owned midstream assets, including employee and benefit expenses.
(d)Transportation expenses are the daily costs incurred from third-party systems to gather, process, and transport the Group’s natural gas, NGLs, and oil.
(e)Employees, administrative costs, and professional services include payroll and benefits for the Group’s administrative and corporate staff, costs of maintaining administrative and corporate offices, costs of managing the Group’s production operations, franchise taxes, public company costs, fees for audit and other professional services, and legal compliance.
(f)Costs associated with acquisitions are related to the integration of acquisitions, which will vary for each acquisition. For acquisitions classified as business combinations, these costs include transaction costs directly associated with a successful acquisition. They also encompass costs related to transition service arrangements, where the
Group pays the seller of the acquired entity a fee to manage G&A functions until full integration of the assets. Additionally, these costs include costs to cover expenses for integrating IT systems, consulting, and internal workforce efforts directly related to incorporating acquisitions into the Group’s systems.
(g)Other adjusting costs include items that affect the comparability of results or are not indicative of ongoing business trends. These costs consist of one-time projects, contemplated transactions or financing arrangements, contract terminations, deal breakage and/or sourcing costs for acquisitions, and unused firm transportation.
(h)Non-cash equity compensation represents the expense recognition for share-based compensation provided to key members of the management team.
(i)Allowance for credit losses consists of the recognition and reversal of credit losses.